SHARE-BASED COMPENSATION - Summary of Fair Value Inputs (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (%)				66.00%	45.40%
Expected dividend growth rate (%)				0.00%	0.00%
Risk-free interest rate (%)				0.87%	0.90%
Expected term (years)				3 years 6 months 3 days	3 years 6 months 3 days
Weighted average contractual life (years)				3 years 9 months 3 days	3 years 6 months
Weighted average fair value of options granted (in dollars per share)				$ 16.80	$ 16.02
Weighted average exercise price (in dollars per share)				$ 36.91	$ 8.29
Aggregate intrinsic value of stock options outstanding				$ 3,047	$ 27,682
Compensation cost to be recognized for unvested options				8,505	5,564
Shareholder compensation expense	$ 785	$ 568	$ 1,002	$ 2,565	$ 996
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share)				$ 18.12	$ 11.05
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share)				$ 55.25	$ 30.39